UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Mountain Pacific Investment Advisers, Inc.
Address:	877 Main St.  Suite 704
		Boise, ID  83702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rod MacKinnon
Title:	Secretary/Treasurer
Phone:	208-336-1422
Signature, Place, and Date of Signing:

	Rod MacKinnon	Boise, Idaho	July 31, 2000

Report Type (Check only one.)

[x]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	72
Form 13F Information Table Value Total:	$251,704

List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2953 66275.00 SH       SOLE                 66275.00
Affiliated Computer Services I COM              008190100     3496 105750.00SH       SOLE                105750.00
Airgas Inc                     COM              009363102      574 101000.00SH       SOLE                101000.00
Albertson's Inc                COM              013104104     2220 66768.34 SH       SOLE                 66768.34
Alza Corp                      COM              022615108      751 12700.00 SH       SOLE                 12700.00
AmSouth Bancorporation         COM              032165102     2295 145689.00SH       SOLE                145689.00
American Home Products         COM              026609107      996 16950.00 SH       SOLE                 16950.00
Applied Power Inc Cl A         COM              038225108     4067 121400.00SH       SOLE                121400.00
AptarGroup Inc                 COM              038336103     9231 341900.00SH       SOLE                341900.00
Arrow Electronics, Inc         COM              042735100     5520 178050.00SH       SOLE                178050.00
BISYS Group Inc                COM              055472104     4656 75700.00 SH       SOLE                 75700.00
BJ's Wholesale Club, Inc       COM              15548J106     1940 58800.00 SH       SOLE                 58800.00
Baldor Electric                COM              057741100     5365 288055.00SH       SOLE                288055.00
Biomet, Inc                    COM              090613100     2521 65600.00 SH       SOLE                 65600.00
Bristol-Myers Squibb Co        COM              110122108      297  5100.00 SH       SOLE                  5100.00
C R Bard                       COM              067383109     3703 76950.00 SH       SOLE                 76950.00
CCB Financial Corp             COM              124875105      370 10000.00 SH       SOLE                 10000.00
Charter One Financial          COM              160903100      747 32500.00 SH       SOLE                 32500.00
Cintas Corp                    COM              172908105     1912 52125.00 SH       SOLE                 52125.00
Comcast Corp Cl A SPL          COM              200300200      283  7000.00 SH       SOLE                  7000.00
Comerica Inc                   COM              200340107     1107 24676.19 SH       SOLE                 24676.19
Compass Bancshares Inc         COM              20449H109     1899 111300.00SH       SOLE                111300.00
Computer Horizons Corp         COM              205908106      923 68700.00 SH       SOLE                 68700.00
Computer Task Group            COM              205477102      216 42600.00 SH       SOLE                 42600.00
Conmed Corp                    COM              207410101     2461 95100.00 SH       SOLE                 95100.00
Convergys Corp                 COM              212485106     1909 36800.00 SH       SOLE                 36800.00
Costco Wholesale Corp          COM              22160K105      365 11050.00 SH       SOLE                 11050.00
Crown Castle International Cor COM              228227104     1142 31300.00 SH       SOLE                 31300.00
Danaher Corp                   COM              235851102    13393 270900.00SH       SOLE                270900.00
Donaldson Co                   COM              257651109     6830 345800.00SH       SOLE                345800.00
Dyersburg Corp                 COM              267575108        2 10000.00 SH       SOLE                 10000.00
Electronic Data Systems Corp   COM              285661104      554 13422.00 SH       SOLE                 13422.00
Equifax Inc                    COM              294429105     6868 261625.79SH       SOLE                261625.79
Exxon Mobil Corp               COM              30231G102     1316 16768.00 SH       SOLE                 16768.00
FIserv Inc                     COM              337738108    15604 360784.00SH       SOLE                360784.00
Fifth Third Bancorp            COM              316773100     1544 24416.00 SH       SOLE                 24416.00
First Data Corp                COM              319963104    13622 274503.00SH       SOLE                274503.00
First Security Corp            COM              336294103      451 33284.00 SH       SOLE                 33284.00
Forward Air Corp               COM              349853101      400 10000.00 SH       SOLE                 10000.00
General Electric Co            COM              369604103      314  5925.00 SH       SOLE                  5925.00
Hannaford Bros. Co             COM              410550107     6871 95600.00 SH       SOLE                 95600.00
Hewlett-Packard Co             COM              428236103      400  3200.00 SH       SOLE                  3200.00
IdaCorp Inc                    COM              451107106      239  7400.00 SH       SOLE                  7400.00
Idex Corp                      COM              45167R104     9363 296649.00SH       SOLE                296649.00
Infinity Broadcasting Corp Cl  COM              45663G107     1547 42450.00 SH       SOLE                 42450.00
Intel Corp                     COM              458140100      722  5400.00 SH       SOLE                  5400.00
International Business Machine COM              459200101     1462 13340.00 SH       SOLE                 13340.00
Keane Inc                      COM              486665102     1992 92100.00 SH       SOLE                 92100.00
Kroger Co                      COM              501044101      534 24200.00 SH       SOLE                 24200.00
Littelfuse Inc                 COM              537008104     3920 80000.00 SH       SOLE                 80000.00
Merck & Co                     COM              589331107     2456 32050.00 SH       SOLE                 32050.00
Metro Information Services Inc COM              59162P104     1065 106500.00SH       SOLE                106500.00
Micron Technology              COM              595112103      285  3238.00 SH       SOLE                  3238.00
National City Corp             COM              635405103     5302 310750.00SH       SOLE                310750.00
North Fork Bancorp             COM              659424105     6652 439825.00SH       SOLE                439825.00
Old Kent Financial Corp        COM              679833103      588 21992.25 SH       SOLE                 21992.25
Pfizer Inc                     COM              717081103     2905 60520.00 SH       SOLE                 60520.00
Robert Half International Inc  COM              770323103     4155 145800.00SH       SOLE                145800.00
Royal Dutch Petroleum Co       COM              780257804      273  4440.00 SH       SOLE                  4440.00
Sealed Air Corp                COM              81211K100    13208 252175.00SH       SOLE                252175.00
Teleflex Inc                   COM              879369106    11989 335350.00SH       SOLE                335350.00
Tyco International             COM              902124106    21804 460250.00SH       SOLE                460250.00
U.S. Bancorp                   COM              902973106     9742 506102.00SH       SOLE                506102.00
Universal Health Services      COM              913903100     6877 105000.00SH       SOLE                105000.00
Viad Corp                      COM              92552R109     2343 86000.00 SH       SOLE                 86000.00
Westamerica Bancorp            COM              957090103     1476 56500.00 SH       SOLE                 56500.00
Zions Utah Bancorp             COM              989701107     7653 166770.00SH       SOLE                166770.00
Equity Invest. Fund -Cohen & S COM              294710512       46 53340.0000SH      SOLE               53340.0000
Franklin Templeton, Oregon Tax COM              354723785      208 18895.0670SH      SOLE               18895.0670
Lord Abbett Affiliated Fund Cl COM              544001100      349 23464.9240SH      SOLE               23464.9240
Putnam Tax Exempt Income Fund  COM              746870104      156 18511.4760SH      SOLE               18511.4760
Technology Select Sector SPDR  COM              81369Y803      301 5550.0000SH       SOLE                5550.0000
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